As filed with the Securities and Exchange Commission on May 29, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22558

Brookfield Investment Funds
(Exact name of registrant as specified in charter)

Brookfield Place, 250 Vesey Street, 15th Floor, New York, NY 10281-1023
(Address of principal executive offices) (Zip code)

Brian F. Hurley, Brookfield Place, 250 Vesey Street, 15th Floor, New York, NY 10281-1023
(Name and address of agent for service)

855-777-8001
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2015

Date of reporting period: March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments.

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE FUND
Schedule of Investments (Unaudited)
March 31, 2015

	Shares	Value
COMMON STOCKS - 97.4%
AUSTRALIA - 3.3%
Electric Utilities & Generation - 0.9%
Origin Energy Limited	591,300	$5,068,476
Toll Roads - 2.4%
Transurban Group	1,790,460	12,964,491
Total AUSTRALIA		18,032,967
BRAZIL - 0.2%
Toll Roads - 0.2%
CCR SA	206,250	1,066,939
Total BRAZIL		1,066,939
CANADA - 9.8%
Midstream - 0.1%
Keyera Corp.	7,200	239,469
Pipelines - 9.7%
Enbridge, Inc.	486,600	23,455,000
Inter Pipeline Ltd.	333,500	8,594,560
Pembina Pipeline Corp.	247,300	7,814,098
TransCanada Corp.	187,400	8,013,568
Veresen, Inc.	431,400	5,681,380
Total Pipelines		53,558,606
Total CANADA		53,798,075
CHINA - 3.9%
Gas Utilities - 1.5%
ENN Energy Holdings Ltd.	1,323,800	8,128,625
Pipelines - 1.4%
Beijing Capital International Airport Co. Ltd.	1,369,400	1,337,276
Beijing Enterprises Holdings Ltd.	847,500	6,658,292
Total Pipelines		7,995,568
Ports - 1.0%
China Merchants Holdings International Co. Ltd.	1,414,800	5,544,321
Total CHINA		21,668,514
FRANCE - 4.5%
Airports - 0.5%
Aeroports de Paris	22,000	2,629,522
Communications - 1.0%
Eutelsat Communications SA	168,589	5,592,285
Electric Utilities & Generation - 0.4%
GDF Suez	129,300	2,552,764
Toll Roads - 2.6%
Group Eurotunnel SA	989,300	14,182,579
Total FRANCE		24,957,150
HONG KONG - 1.0%
Electric Utilities & Generation - 0.2%
HK Electric Investments Ltd. 2	1,968,700	1,351,808
Gas Utilities - 0.8%
Hong Kong & China Gas Co. Ltd.	1,743,600	4,037,389
Total HONG KONG		5,389,197
ITALY - 4.3%
Pipelines - 2.0%
Snam Rete Gas SpA	2,290,134	11,116,578
Toll Roads - 2.3%
Atlantia SpA	480,400	12,615,424
Total ITALY		23,732,002

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE FUND
Schedule of Investments (Unaudited) (continued)
March 31, 2015

	Shares	Value
COMMON STOCKS (continued)
JAPAN - 1.9%
Gas Utilities - 1.9%
Tokyo Gas Company Ltd.	1,671,500	$10,508,274
Total JAPAN		10,508,274
LUXEMBOURG - 2.0%
Communications - 2.0%
SES SA	313,400	11,110,051
Total LUXEMBOURG		11,110,051
MEXICO - 0.5%
Pipelines - 0.5%
Infraestructura Energetica Nova SAB de CV	510,500	2,788,196
Total MEXICO		2,788,196
NETHERLANDS - 0.7%
Midstream - 0.7%
Koninklijke Vopak NV	71,400	3,940,330
Total NETHERLANDS		3,940,330
SINGAPORE - 0.5%
Ports - 0.5%
Hutchison Port Holdings Trust	3,762,700	2,611,901
Total SINGAPORE		2,611,901
SPAIN - 1.8%
Toll Roads - 1.8%
Ferrovial SA	457,814	9,734,030
Total SPAIN		9,734,030
SWITZERLAND - 1.1%
Airports - 1.1%
Flughafen Zuerich AG	7,487	5,890,733
Total SWITZERLAND		5,890,733
UNITED KINGDOM - 9.5%
Electricity Transmission & Distribution - 6.0%
National Grid PLC	2,594,800	33,358,736
Water - 3.5%
Severn Trent PLC	273,100	8,324,744
United Utilities Group PLC	783,500	10,833,620
Total Water		19,158,364
Total UNITED KINGDOM		52,517,100
UNITED STATES - 52.4%
Communications - 3.1%
SBA Communications Corp. 1	147,100	17,225,410
Electricity Transmission & Distribution - 3.0%
Eversource Energy	77,900	3,935,508
ITC Holdings Corp.	331,600	12,411,788
Total Electricity Transmission & Distribution		16,347,296
Gas Utilities - 3.4%
AGL Resources, Inc.	53,300	2,646,345
NiSource, Inc.	146,300	6,460,608
ONE Gas, Inc.	99,800	4,314,354
Sunoco Logistics Partners LP	127,800	5,283,252
Total Gas Utilities		18,704,559
Infrastructure - Diversified - 2.0%
CenterPoint Energy, Inc.	538,700	10,994,867

	BROOKFIELD GLOBAL LISTED INFRASTRUCTURE FUND
	Schedule of Investments (Unaudited) (continued)
	March 31, 2015

		Shares	Value
	COMMON STOCKS (continued)
	Midstream - 6.2%
	Crestwood Equity Partners LP	946,600	$5,679,600
	EQT Midstream Partners LP	71,500	5,552,690
	MarkWest Energy Partners LP	43,344	2,865,039
	Targa Resources Corp.	29,300	2,806,647
	The Williams Companies, Inc.	340,700	17,236,013
	Total Midstream		34,139,989
	Pipelines - 16.3%
	Boardwalk Pipeline Partners LP	345,500	5,562,550
	Buckeye Partners LP	70,100	5,293,952
	Columbia Pipeline Partners LP 1	93,700	2,594,553
	Energy Transfer Equity LP	173,200	10,973,952
	Energy Transfer Partners LP	197,400	11,005,050
	Enterprise Products Partners LP	478,900	15,770,177
	Kinder Morgan, Inc.	198,400	8,344,704
	Plains GP Holdings LP	191,500	5,432,855
	Sempra Energy	121,600	13,256,832
	Spectra Energy Corp.	89,900	3,251,683
	Williams Partners LP	166,251	8,182,858
	Total Pipelines		89,669,166
	Rail - 3.0%
	CSX Corp.	75,800	2,510,496
	Kansas City Southern	27,300	2,786,784
	Union Pacific Corp.	101,900	11,036,789
	Total Rail		16,334,069
	Telecommunications - 9.3%
	American Tower Corp.	346,322	32,606,216
	Crown Castle International Corp.	230,500	19,025,470
	Total Telecommunications		51,631,686
	Transmission & Distribution - 3.5%
	PG&E Corp.	366,000	19,423,620
	Water - 2.6%
	American Water Works Company Inc.	265,200	14,376,524
	Total UNITED STATES		288,847,186
	Total COMMON STOCKS
	(Cost $496,929,322)		536,592,645
	Total Investments - 97.4%
	(Cost $496,929,322)		536,592,645
	Other Assets in Excess of Liabilities - 2.6%		14,485,729
	TOTAL NET ASSETS - 100.0%		$551,078,374

The following notes should be read in conjunction with the accompanying Schedule of Investments.

1	-- Non-income producing security.
2
-- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2015, the total value of all such securities was $1,351,808 or 0.2% of net assets.

BROOKFIELD GLOBAL LISTED REAL ESTATE FUND
Schedule of Investments (Unaudited)
March 31, 2015

	Shares	Value
COMMON STOCKS - 95.9%
AUSTRALIA - 9.4%
Industrial - 1.0%
Goodman Group	991,200	$4,772,775
Real Estate - Diversified - 3.5%
Dexus Property Group	2,964,400	17,066,257
Retail - 4.9%
Scentre Group	3,498,373	9,938,301
Westfield Corp.	1,948,300	14,119,545
Total Retail		24,057,846
Total AUSTRALIA		45,896,878
AUSTRIA - 1.3%
Residential - 1.3%
CA Immobilien Anlagen AG	352,100	6,591,544
Total AUSTRIA		6,591,544
FRANCE - 4.9%
Real Estate - Diversified - 4.9%
Gecina SA	88,500	11,969,669
Unibail-Rodamco SE	44,900	12,124,574
Total Real Estate - Diversified		24,094,243
Total FRANCE		24,094,243
GERMANY - 4.3%
Mixed - 0.5%
DIC Asset AG	231,689	2,313,804
Office - 2.3%
Alstria Office REIT - AG	817,500	11,490,325
Real Estate Operator/Developer - 1.0%
LEG Immobilien AG	59,100	4,688,096
Residential - 0.5%
Grand City Properties SA 1	130,300	2,417,479
Total GERMANY		20,909,704
HONG KONG - 9.1%
Office - 3.7%
Hongkong Land Holdings Ltd.	2,402,900	18,141,895
Real Estate - Diversified - 2.0%
Sun Hung Kai Properties Ltd.	625,351	9,642,594
Retail - 3.4%
Hang Lung Properties Ltd.	2,504,200	7,035,549
Wharf Holdings Ltd.	1,384,700	9,666,378
Total Retail		16,701,927
Total HONG KONG		44,486,416
JAPAN - 7.1%
Home Builders - 1.0%
Sekisui House Ltd.	332,900	4,833,720
Office - 4.2%
Mitsubishi Estate Company Ltd.	633,455	14,691,067
Nippon Building Fund, Inc.	1,212	5,953,977
Total Office		20,645,044
Real Estate - Diversified - 1.9%
Mitsui Fudosan Company Ltd.	321,000	9,427,133
Total JAPAN		34,905,897
NETHERLANDS - 1.7%
Retail - 1.7%
Atrium European Real Estate Ltd.	1,837,750	8,597,719
Total NETHERLANDS		8,597,719

BROOKFIELD GLOBAL LISTED REAL ESTATE FUND
Schedule of Investments (Unaudited) (continued)
March 31, 2015

	Shares	Value
COMMON STOCKS (continued)
NEW ZEALAND - 1.2%
Real Estate Operator/Developer - 1.2%
Precinct Properties New Zealand Ltd.	6,565,714	$5,758,956
Total NEW ZEALAND		5,758,956
SINGAPORE - 4.0%
Industrial - 2.0%
Global Logistic Properties Ltd.	5,113,300	9,869,151
Real Estate - Diversified - 2.0%
CapitaLand Ltd.	3,712,900	9,677,944
Total SINGAPORE		19,547,095
UNITED KINGDOM - 3.3%
Developer - Diversified - 0.8%
Hansteen Holdings PLC	2,267,480	4,113,640
Retail - 2.5%
Hammerson PLC	1,230,000	12,113,187
Total UNITED KINGDOM		16,226,827
UNITED STATES - 49.6%
Healthcare - 1.0%
Ventas, Inc.	64,800	4,731,696
Hotel - 2.0%
Host Hotels & Resorts, Inc.	477,300	9,631,914
Industrial - 5.9%
DCT Industrial Trust, Inc.	135,425	4,693,831
Prologis, Inc.	552,300	24,058,188
Total Industrial		28,752,019
Mixed - 1.5%
Liberty Property Trust	202,800	7,239,960
Office - 8.7%
Brandywine Realty Trust	436,500	6,975,270
Douglas Emmett, Inc.	400,750	11,946,357
Highwoods Properties, Inc.	207,200	9,485,616
Parkway Properties, Inc.	411,000	7,130,850
SL Green Realty Corp.	56,300	7,227,794
Total Office		42,765,887
Pipelines - 1.2%
Corporate Office Properties Trust	206,300	6,061,094
Real Estate - Diversified - 3.9%
NorthStar Realty Finance Corp.	336,200	6,091,944
Vornado Realty Trust	117,600	13,171,200
Total Real Estate - Diversified		19,263,144
Regional Malls - 8.8%
CBL & Associates Properties, Inc.	727,300	14,400,540
Simon Property Group, Inc.	148,158	28,985,631
Total Regional Malls		43,386,171
Residential - 7.8%
AvalonBay Communities, Inc.	69,000	12,023,250
Camden Property Trust	105,200	8,219,276
Home Properties, Inc.	84,000	5,820,360
Mid-America Apartment Communities, Inc.	155,800	12,038,666
Total Residential		38,101,552

	BROOKFIELD GLOBAL LISTED REAL ESTATE FUND
	Schedule of Investments (Unaudited) (continued)
	March 31, 2015

		Shares	Value
	COMMON STOCKS (continued)
	Specialty - 2.7%
	Outfront Media, Inc.	447,193	$13,380,015
	Strip Centers - 3.2%
	Brixmor Property Group, Inc.	367,100	9,746,505
	WP GLIMCHER, Inc.	358,400	5,960,192
	Total Strip Centers		15,706,697
	Telecommunications - 2.9%
	American Tower Corp.	151,300	14,244,895
	Total UNITED STATES		243,265,044
	Total COMMON STOCKS
	(Cost $448,391,101)		470,280,323
	Total Investments - 95.9%
	(Cost $448,391,101)		470,280,323
	Other Assets in Excess of Liabilities - 4.1%		20,056,794
	TOTAL NET ASSETS - 100.0%		$490,337,117

The following notes should be read in conjunction with the accompanying Schedule of Investments.

1	-- Non-income producing security.

BROOKFIELD U.S. LISTED REAL ESTATE FUND
Schedule of Investments (Unaudited)
March 31, 2015

	Shares	Value
COMMON STOCKS - 99.2%
Healthcare - 4.4%
National Health Investors, Inc.	11,600	$823,716
Ventas, Inc.	9,500	693,690
Total Healthcare		1,517,406

Hotel - 2.8%
Host Hotels & Resorts, Inc.	48,600	980,748

Industrial - 10.9%
DCT Industrial Trust, Inc.	19,350	670,671
Prologis, Inc.	71,300	3,105,828
Total Industrial		3,776,499

Mixed - 2.9%
Liberty Property Trust	27,700	988,890

Office - 17.7%
Brandywine Realty Trust	64,500	1,030,710
Douglas Emmett, Inc.	54,200	1,615,702
Highwoods Properties, Inc.	30,300	1,387,134
Parkway Properties, Inc.	39,400	683,590
SL Green Realty Corp.	11,000	1,412,180
Total Office		6,129,316

Pipelines - 2.5%
Corporate Office Properties Trust	29,300	860,834

Real Estate - Diversified - 6.4%
NorthStar Realty Finance Corp.	46,300	838,956
Vornado Realty Trust	12,400	1,388,800
Total Real Estate - Diversified		2,227,756

Regional Malls - 18.2%
CBL & Associates Properties, Inc.	105,700	2,092,860
Simon Property Group, Inc.	21,500	4,206,260
Total Regional Malls		6,299,120

Residential - 14.3%
AvalonBay Communities, Inc.	7,900	1,376,575
Camden Property Trust	15,700	1,226,641
Home Properties, Inc.	12,600	873,054
Mid-America Apartment Communities, Inc.	18,900	1,460,403
Total Residential		4,936,673

Specialty - 4.6%
Outfront Media, Inc.	53,226	1,592,522

Strip Centers - 7.3%
Brixmor Property Group, Inc.	51,700	1,372,635
WP GLIMCHER, Inc.	70,395	1,170,669
Total Strip Centers		2,543,304

Telecommunications - 5.2%
American Tower Corp.	19,200	1,807,680

BROOKFIELD U.S. LISTED REAL ESTATE FUND
Schedule of Investments (Unaudited) (continued)
March 31, 2015

	Shares	Value
COMMON STOCKS (continued)
Triple Net Lease - 2.0%
Lexington Realty Trust	69,100	$679,253
TOTAL COMMON STOCKS
(Cost $31,025,519)		34,340,001
Total Investments - 99.2%
(Cost $31,025,519)		34,340,001
Other Assets in Excess of Liabilities - 0.8%		293,892
Total Net Assets - 100.0%		$34,633,893

BROOKFIELD REAL ASSETS SECURITIES FUND
Schedule of Investments (Unaudited)
March 31, 2015

	Shares	Value
COMMON STOCKS - 57.8%
AUSTRALIA - 2.5%
Electric Utilities & Generation - 0.2%
Origin Energy Limited	13,600	$116,576

Industrial - 0.2%
Goodman Group	16,900	81,376

Real Estate - Diversified - 0.6%
Dexus Property Group	52,800	303,973

Refineries - 0.1%
Caltex Australia Ltd.	1,800	47,771

Retail - 0.8%
Scentre Group	64,400	182,950
Westfield Corp.	36,200	262,345
		445,295
Toll Roads - 0.6%
Transurban Group	45,400	328,736
Total AUSTRALIA		1,323,727
AUSTRIA - 0.2%
Residential - 0.2%
CA Immobilien Anlagen AG	6,900	129,172
Total AUSTRIA		129,172
BRAZIL - 0.2%
Exploration & Production - 0.1%
HRT Participacoes em Petroleo SA 1	27,800	39,546

Toll Roads - 0.1%
CCR SA	5,100	26,382
Total BRAZIL		65,928
CANADA - 5.7%
Basic Materials - 0.4%
Agrium, Inc.	1,050	109,484
Dominion Diamond Corp. 1	4,432	75,743
Franco-Nevada Corp.	800	38,832
		224,059
Chemicals - 0.2%
Methanex Corp.	2,090	111,961

Electric Utilities & Generation - 0.4%
Algonquin Power & Utilities Corp.	13,620	100,654
Emera, Inc.	970	31,553
Transalta Renewables, Inc.	7,610	75,406
		207,613
Exploration & Production - 0.9%
Advantage Oil & Gas Ltd. 1	30,300	163,157
Africa Oil Corp. 1	12,870	18,697
Husky Energy, Inc.	2,300	46,942
Peyto Exploration & Development Corp.	3,920	105,107
Seven Generations Energy Ltd. 1	6,300	80,332
Tourmaline Oil Corp.	1,700	51,448
		465,683
Metals & Mining - 0.2%
Agnico Eagle Mines Ltd.	4,477	125,088

Midstream - 0.1%
Keyera Corp.	300	9,978

Oilfield Services & Equipment - 0.1%
Xtreme Drilling & Coil Services Corp.	43,050	56,423

Pipelines - 3.2%
Enbridge, Inc.	15,400	742,308
Inter Pipeline Ltd.	8,500	219,052
Pembina Pipeline Corp.	8,100	256,446
TransCanada Corp.	8,500	363,475
Veresen, Inc.	10,400	136,964
		1,718,245
Ports - 0.2%
Westshore Terminals Investment Corp.	4,100	101,096
Total CANADA		3,020,146

BROOKFIELD REAL ASSETS SECURITIES FUND
Schedule of Investments (Unaudited) (continued)
March 31, 2015

	Shares	Value
COMMON STOCKS (continued)
CHINA - 1.1%
Electric Utilities & Generation - 0.1%
Huaneng Renewables Corporation Ltd.	95,300	$34,498

Gas Utilities - 0.4%
ENN Energy Holdings Ltd.	35,600	218,597

Pipelines - 0.4%
Beijing Capital International Airport Co. Ltd.	36,000	35,155
Beijing Enterprises Holdings Ltd.	20,900	164,199
		199,354
Ports - 0.2%
China Merchants Holdings International Co. Ltd.	34,600	135,591
Total CHINA		588,040
FRANCE - 1.9%
Airports - 0.1%
Aeroports de Paris	600	71,715

Communications - 0.3%
Eutelsat Communications SA	3,800	126,050

Electric Utilities & Generation - 0.1%
GDF Suez	3,100	61,203

Real Estate - Diversified - 0.8%
Gecina SA	1,600	216,401
Unibail-Rodamco SE	800	216,028
		432,429
Toll Roads - 0.6%
Group Eurotunnel SA	22,300	319,692
Total FRANCE		1,011,089
GERMANY - 0.8%
Metals & Mining - 0.1%
Thyssenkrupp AG	2,245	58,774

Mixed - 0.1%
DIC Asset AG	4,100	40,946

Office - 0.4%
Alstria Office REIT - AG	14,200	199,587

Real Estate Operator/Developer - 0.1%
LEG Immobilien AG	1,167	92,572

Residential - 0.1%
Grand City Properties SA 1	2,900	53,804
Total GERMANY		445,683
HONG KONG - 1.8%
Electric Utilities & Generation - 0.1%
HK Electric Investments Ltd. 2	47,200	32,410
United Photovoltaics Group Ltd. 1	156,000	17,323
		49,733
Gas Utilities - 0.3%
Hong Kong & China Gas Co. Ltd.	58,000	134,302

Office - 0.6%
Hongkong Land Holdings Ltd.	40,700	307,285

Real Estate - Diversified - 0.3%
Sun Hung Kai Properties Ltd.	10,500	161,905

Retail - 0.5%
Hang Lung Properties Ltd.	44,000	123,618
Wharf Holdings Ltd.	22,000	153,578
		277,196
Total HONG KONG		930,421
IRELAND - 0.2%
Basic Materials - 0.2%
CRH PLC	4,420	115,760
Total IRELAND		115,760

BROOKFIELD REAL ASSETS SECURITIES FUND
Schedule of Investments (Unaudited) (continued)
March 31, 2015

	Shares	Value
COMMON STOCKS (continued)
ITALY - 1.2%
Electric Utilities & Generation - 0.1%
ERG SpA	3,560	$46,585

Pipelines - 0.6%
Snam Rete Gas SpA	69,200	335,905

Toll Roads - 0.5%
Atlantia SpA	10,000	262,603
Total ITALY		645,093
JAPAN - 1.8%
Gas Utilities - 0.6%
Tokyo Gas Company Ltd.	54,600	343,256

Homebuilders - 0.2%
Sekisui House Ltd.	6,200	90,024

Office - 0.7%
Mitsubishi Estate Company Ltd.	11,500	266,708
Nippon Building Fund, Inc.	16	78,600
		345,308
Real Estate - Diversified - 0.3%
Mitsui Fudosan Company Ltd.	6,100	179,145
Total JAPAN		957,733
LUXEMBOURG - 0.4%
Communications - 0.3%
SES SA	5,500	194,975

Food Products - 0.1%
Adecoagro SA 1	3,200	32,704
Total LUXEMBOURG		227,679
MEXICO - 0.4%
Chemicals - 0.2%
Mexichem SAB de CV	31,780	82,880

Metals & Mining - 0.1%
Southern Copper Corp.	1,700	49,606

Other - 0.1%
Cemex SAB de CV 1	8,050	76,233
Total MEXICO		208,719
NETHERLANDS - 0.5%
Midstream - 0.2%
VOPAK	1,800	99,336

Retail - 0.3%
Atrium European Real Estate Ltd.	32,221	150,743
Total NETHERLANDS		250,079
NEW ZEALAND - 0.2%
Real Estate Operator/Developer - 0.2%
Precinct Properties New Zealand Ltd.	119,114	104,478
Total NEW ZEALAND		104,478
NORWAY - 0.1%
Exploration & Production - 0.1%
Rocksource ASA 1	113,586	68,608
Total NORWAY		68,608
PORTUGAL - 0.2%
Electric Utilities & Generation - 0.2%
EDP Renovaveis SA	11,560	79,455
Total PORTUGAL		79,455
SINGAPORE - 0.8%
Industrial - 0.3%
Global Logistic Properties Ltd.	89,100	171,971

Ports - 0.2%
Hutchison Port Holdings Trust	95,100	66,014

Real Estate - Diversified - 0.3%
CapitaLand Ltd.	62,600	163,172
Total SINGAPORE		401,157

BROOKFIELD REAL ASSETS SECURITIES FUND
Schedule of Investments (Unaudited) (continued)
March 31, 2015

	Shares	Value
COMMON STOCKS (continued)
SPAIN - 0.8%
Building & Construction - 0.2%
Acciona SA 1	1,160	$89,339

Electric Utilities & Generation - 0.2%
Endesa SA	4,170	80,501
Saeta Yield SA	3,700	41,574
		122,075
Toll Roads - 0.4%
Ferrovial SA	9,700	206,241
Total SPAIN		417,655
SWITZERLAND - 0.3%
Airports - 0.3%
Flughafen Zuerich AG	200	157,359
Total SWITZERLAND		157,359
UNITED KINGDOM - 2.9%
Basic Materials - 0.1%
Antofagasta PLC	7,600	82,219

Developer - Diversified - 0.2%
Hansteen Holdings PLC	48,200	87,444

Electric Utilities & Generation - 0.1%
Drax Group PLC	9,450	50,756
Infinis Energy PLC	13,150	36,653
		87,409
Electricity Transmission & Distribution - 1.2%
National Grid PLC	49,100	631,229

Industrial - 0.1%
CNH Industrial NV	6,210	50,674

Retail - 0.4%
Hammerson PLC	20,000	196,962

Water - 0.8%
Severn Trent PLC	6,400	195,087
United Utilities Group PLC	16,200	224,001
		419,088
Total UNITED KINGDOM		1,555,025
UNITED STATES - 33.8%
Basic Materials - 1.2%
Boise Cascade Co. 1	1,340	50,196
CVR Partners LP	7,400	97,310
Domtar Corp.	830	38,362
Horsehead Holding Corp. 1	6,909	87,468
International Paper Co.	770	42,727
Kapstone Paper & Packaging Corp.	1,940	63,710
Monsanto Co.	840	94,534
Packaging Corporation of America	1,340	104,775
Stillwater Mining Co. 1	3,750	48,450
		627,532
Chemicals - 0.2%
Axiall Corp.	2,700	126,738

Communications - 0.8%
SBA Communications Corp. 1	3,800	444,980

Consumer Cyclical - 0.1%
Sanderson Farms, Inc.	820	65,313

Consumer Non-Cyclical - 0.1%
Bunge Ltd.	600	49,416

Electric Utilities & Generation - 0.7%
NextEra Energy, Inc.	940	97,807
NRG Yield Inc.	1,600	81,168
Pattern Energy Group, Inc.	3,280	92,890
SunEdison, Inc. 1	910	21,840
Vivint Solar, Inc. 1	5,910	71,747
		365,452

BROOKFIELD REAL ASSETS SECURITIES FUND
Schedule of Investments (Unaudited) (continued)
March 31, 2015

	Shares	Value
COMMON STOCKS (continued)
Electricity Transmission & Distribution - 1.0%
Eversource Energy	3,900	$197,028
ITC Holdings Corp.	8,400	314,412
		511,440
Energy - 0.7%
Chesapeake Energy Corp.	9,150	129,564
EV Energy Partners LP	2,950	39,323
MarkWest Energy Partners LP	2,187	144,561
Tesoro Logistics LP	870	46,806
		360,254
Exploration & Production - 2.1%
Cabot Oil & Gas Corp.	5,660	167,140
California Resources Corp.	20,300	154,483
Concho Resources, Inc. 1	890	103,169
Noble Energy, Inc.	3,640	177,996
Oasis Petroleum, Inc. 1	9,500	135,090
SM Energy Co.	5,260	271,837
WPX Energy, Inc. 1	9,790	107,004
		1,116,719
Gas Utilities - 1.3%
AGL Resources, Inc.	2,700	134,055
NiSource, Inc.	6,300	278,208
ONE Gas, Inc.	3,900	168,597
Sunoco Logistics Partners LP	2,760	114,098
		694,958
Healthcare - 0.1%
Ventas, Inc.	900	65,718

Hotel - 0.3%
Host Hotels & Resorts, Inc.	8,100	163,458

Independent Power and Renewable Electricity Producers - 0.2%
TerraForm Power, Inc.	2,610	95,291

Industrial - 1.2%
DCT Industrial Trust, Inc.	2,300	79,718
Deere & Co.	670	58,752
Eagle Materials, Inc.	860	71,862
Prologis, Inc.	9,600	418,176
		628,508
Infrastructure - Diversified - 0.5%
CenterPoint Energy, Inc.	12,300	251,043

Machinery - 0.1%
Lindsay Corp.	300	22,875

Midstream - 2.2%
Crestwood Equity Partners LP	10,590	63,540
EQT Midstream Partners LP	570	44,266
NGL Energy Partners LP	1,630	42,755
Phillips 66 Partners LP	660	46,642
Rice Midstream Partners LP	4,960	69,986
Targa Resources Corp.	1,300	124,527
The Williams Companies, Inc.	13,700	693,083
Western Gas Partners LP	1,380	90,873
		1,175,672
Mixed - 0.2%
Liberty Property Trust	3,400	121,380

Office - 2.5%
Brandywine Realty Trust	8,100	129,438
Corporate Office Properties Trust	3,600	105,768
Douglas Emmett, Inc.	7,200	214,632
Equity Commonwealth	17,600	434,016
Highwoods Properties, Inc.	3,700	169,386
Parkway Properties, Inc.	7,600	131,860
SL Green Realty Corp.	1,000	128,380
		1,313,480

BROOKFIELD REAL ASSETS SECURITIES FUND
Schedule of Investments (Unaudited) (continued)
March 31, 2015

	Shares	Value
COMMON STOCKS (continued)
Oilfield Services & Equipment - 1.4%
Cameron International Corp. 1	900	$40,608
Exterran Holdings, Inc.	4,660	156,436
National Oilwell Varco, Inc.	4,090	204,459
Patterson-UTI Energy, Inc.	7,850	147,384
Schlumberger Ltd	2,430	202,759
		751,646
Other - 0.6%
Alliance Resource Partners LP	630	21,061
Emerge Energy Services LP	430	20,395
Rice Energy, Inc. 1	7,230	157,325
Vulcan Materials Co.	1,454	122,572
		321,353
Pipelines - 5.7%
Boardwalk Pipeline Partners LP	11,780	189,658
Buckeye Partners LP	1,960	148,019
Columbia Pipeline Partners LP 1	860	23,814
Energy Transfer Equity LP	1,220	77,299
Energy Transfer Partners LP	5,300	295,475
Enterprise Products Partners LP	10,750	353,998
Kinder Morgan, Inc.	18,200	765,492
MPLX LP	640	46,886
NuStar Energy LP	1,580	95,906
Plains All American Pipeline LP	3,090	150,699
Sempra Energy	5,000	545,100
Spectra Energy Corp.	4,500	162,765
Spectra Energy Partners LP	1,130	58,523
Williams Partners LP	2,069	101,847
		3,015,481
Rail - 0.8%
CSX Corp.	3,738	123,803
Kansas City Southern	600	61,248
Union Pacific Corp.	2,200	238,282
		423,333
Real Estate - Diversified - 0.6%
NorthStar Realty Finance Corp.	5,700	103,284
Vornado Realty Trust	2,100	235,200
		338,484
Refineries - 0.4%
Valero Energy Corp.	1,620	103,064
Western Refinancing, Inc.	2,110	104,213
		207,277
Regional Malls - 1.4%
CBL & Associates Properties, Inc.	12,500	247,500
Simon Property Group, Inc.	2,620	512,577
		760,077
Residential - 1.3%
AvalonBay Communities, Inc.	1,100	191,675
Camden Property Trust	1,800	140,634
Home Properties, Inc.	1,600	110,864
Mid-America Apartment Communities, Inc.	2,900	224,083
		667,256
Specialty - 0.4%
Outfront Media, Inc.	7,600	227,392

Strip Centers - 0.5%
Brixmor Property Group, Inc.	6,500	172,575
WP GLIMCHER, Inc.	6,200	103,106
		275,681
Telecommunications - 3.0%
American Tower Corp.	11,300	1,063,895
Crown Castle International Corp.	6,100	503,494
		1,567,389
Timber - 0.2%
Plum Creek Timber Company, Inc.	2,050	89,072

Transmission & Distribution - 0.9%
NorthWestern Corp.	990	53,252
PG&E Corp.	8,400	445,788
		499,040

BROOKFIELD REAL ASSETS SECURITIES FUND
Schedule of Investments (Unaudited) (continued)
March 31, 2015

			Shares	Value
COMMON STOCKS (continued)
Transportation - 0.1%
Teekay LNG Partners LP			640	$23,904
Teekay Offshore Partners LP			1,190	25,121
				49,025
Triple Net Lease - 0.3%
Lexington Realty Trust			3,200	158,400

Water - 0.7%
American Water Works Company Inc.			7,100	384,891
Total UNITED STATES				17,936,024
TOTAL COMMON STOCKS
(Cost $31,101,605)				30,639,030
			Principal
	Interest		Amount
	Rate	Maturity	(000s)	Value
CORPORATE BONDS - 28.7%
BELGIUM - 1.0%
Energy - 1.0%
LBC Tank Terminals Holdings Netherlands BV	6.88	05/15/2023	$500	$511,250
Total BELGIUM				511,250
BERMUDA - 0.4%
Transportation - 0.4%
Teekay Offshore Partners LP	6.00	07/30/2019	250	226,250
Total BERMUDA				226,250
GREECE - 0.8%
Services - 0.8%
Dynagas LNG Partners LP	6.25	10/30/2019	500	430,000
Total GREECE				430,000
LUXEMBOURG - 0.4%
Telecommunications - 0.4%
Intelsat Luxembourg SA	7.75	06/01/2021	250	230,625
Total LUXEMBOURG				230,625
SINGAPORE - 1.0%
Financial Services - 1.0%
Puma International Financing SA	6.75	02/01/2021	500	506,250
Total SINGAPORE				506,250
UNITED STATES - 25.1%
Diversified Telecommunication Services - 1.9%
Level 3 Financing, Inc.	6.13	01/15/2021	500	524,375
Zayo Group LLC / Zayo Capital Inc. 2	6.00	04/01/2023	500	502,500
Total Diversified Telecommunication Services				1,026,875

Electric Utilities & Generation - 0.5%
NRG Yield Operating LLC 2	5.38	08/15/2024	250	260,000

Energy - 7.5%
Blue Racer Midstream LLC 2	6.13	11/15/2022	500	513,750
Chesapeake Energy Corp.	4.88	04/15/2022	500	468,750
EV Energy Partners LP	8.00	04/15/2019	500	455,000
Ferrellgas LP	6.75	01/15/2022	500	508,700
Global Partners LP 2	6.25	07/15/2022	250	246,250
Holly Energy Partners LP	6.50	03/01/2020	250	246,250
Markwest Energy Partners LP	4.88	12/01/2024	500	511,200
Suburban Propane Partners LP	5.50	06/01/2024	500	512,500
Tesoro Logistics LP 2	6.25	10/15/2022	500	517,500
Total Energy				3,979,900

Healthcare - 1.0%
HCA, Inc.	5.88	05/01/2023	500	540,000

Independent Power and Renewable Electricity Producers - 1.0%
TerraForm Power, Inc. 2	5.88	02/01/2023	500	518,750

Media - 2.0%
Lamar Media Corp.	5.38	01/15/2024	500	521,250
Mediacom Broadband LLC	6.38	04/01/2023	500	525,000
Total Media				1,046,250

Self Storage - 1.0%
Iron Mountain, Inc.	6.00	08/15/2023	500	526,250

BROOKFIELD REAL ASSETS SECURITIES FUND
Schedule of Investments (Unaudited) (continued)
March 31, 2015
			Principal
	Interest		Amount
	Rate	Maturity	(000s)	Value
CORPORATE BONDS (continued)
Services - 2.7%
Casella Waste Systems, Inc.	7.75	02/15/2019	$500	$500,000
MasTec, Inc.	4.88	03/15/2023	500	467,500
United Rentals North America, Inc.	7.63	04/15/2022	400	437,600
Total Services				1,405,100

Telecommunications - 4.4%
CenturyLink, Inc.	7.65	03/15/2042	500	511,250
Crown Castle International Corp.	5.25	01/15/2023	500	525,000
CyrusOne LP / CyrusOne Finance Corp.	6.38	11/15/2022	500	531,250
Fairpoint Communications, Inc. 2	8.75	08/15/2019	250	263,750
Frontier Communications Corp.	7.63	04/15/2024	500	520,625
Total Telecommunications				2,351,875

Transportation - 0.2%
Watco Cos LLC / Watco Finance Corp. 2	6.38	04/01/2023	100	100,000

Utility - 2.9%
AES Corp.	4.88	05/15/2023	500	487,500
Calpine Corp. 2	5.88	01/15/2024	500	540,250
NRG Energy, Inc.	6.25	07/15/2022	500	513,750
Total Utility				1,541,500
Total UNITED STATES				13,296,500
TOTAL CORPORATE BONDS
(Cost $15,403,309)				15,200,875
			Shares	Value
PREFERRED STOCKS - 3.9%
UNITED STATES - 3.9%
Office - 1.2%
CoreSite Realty Corp., Series A, 7.25%			14,900	$389,635
Digital Realty Trust, Inc., 5.88%			6,600	160,116
Kilroy Realty Corp., 6.38%			3,800	97,014
				646,765
Real Estate - Diversified - 0.8%
Vornado Realty Trust, 5.70%			16,000	398,560

Residential - 0.6%
American Homes 4 Rent, 5.00%			11,900	308,210

Self Storage - 0.7%
Public Storage, 5.63%			15,400	385,924

Strip Centers - 0.2%
DDR Corp., 6.25%			3,800	97,090

Triple Net Lease - 0.4%
EPR Properties, Inc., 6.63%			3,800	98,800
Gramercy Property Trust, Inc., 7.13%			4,826	127,527
				226,327
Total UNITED STATES				2,062,876
TOTAL PREFERRED STOCKS
(Cost $2,048,278)				2,062,876
			Principal
	Interest		Amount
	Rate	Maturity	(000s)	Value
TERM LOANS - 0.5%
Term Loan - 0.5%
Fairpoint Communications, Inc.	7.50	02/14/19	$249	$253,521
TOTAL TERM LOANS
(Cost $251,787)				253,521
Total Investments - 90.9%
(Cost $48,804,979)				48,156,302
Other Assets in Excess of Liabilities - 9.1%				4,836,411
Total Net Assets - 100.0%				$52,992,713

The following notes should be read in conjunction with the accompanying Schedule of Investments.

1 -- Non-income producing security.
2 -- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2015, the total value of all such securities was $3,495,160 or 6.6% of net assets.

Notes to Schedule of Investments (Unaudited)

Valuation of Investments: Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last quoted price as of the close of business on the valuation date. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by Brookfield Investment Management Inc. (the “Adviser”), those securities will be valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee using procedures adopted by and under the supervision of the Fund’s Board of Trustees (the “Board”). There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of each Fund. A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate.

The fair value of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. Pursuant to the procedures, securities in the Fund are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers. However, if (i) a market value or price is not readily available, (ii) the available quotations are not believed to be reflective of market value by the Adviser, or (iii) a significant event has occurred that would materially affect the value of the security, the security is fair valued, as determined in good faith, by the Adviser’s Valuation Committee. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. As of March 31, 2015, there were no Fund securities that were fair valued by the Adviser’s Valuation Committee.

The Funds have established methods of fair value measurements in accordance with GAAP. Fair value denotes the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 -	quoted prices in active markets for identical assets or liabilities
• Level 2 -	quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)
• Level 3 -	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of assets or liabilities)

The Adviser’s valuation policy, as previously stated, establishes parameters for the sources and types of valuation analysis, as well as, the methodologies and inputs the Adviser uses in determining fair value, including the use of the Adviser’s Valuation Committee. If the Adviser’s Valuation Committee determines that additional techniques, sources or inputs are appropriate or necessary in a given situation, such additional work will be undertaken.

Significant increases or decreases in any of the unobservable inputs in isolation may result in a lower or higher fair value measurement.

To assess the continuing appropriateness of security valuations, the Adviser (or its third party service provider, who is subject to oversight by the Adviser), regularly compares one of its prior day prices, prices on comparable securities and sale prices to the current day prices and challenges those prices that exceed certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Brookfield Global Listed Infrastructure Fund

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2015.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$-	$18,032,967	$-	$18,032,967
Brazil	1,066,939	-	-	1,066,939
Canada	53,798,075	-	-	53,798,075
China	-	21,668,514	-	21,668,514
France	-	24,957,150	-	24,957,150
Hong Kong	-	5,389,197	-	5,389,197
Italy	-	23,732,002	-	23,732,002
Japan	-	10,508,274	-	10,508,274
Luxembourg	-	11,110,051	-	11,110,051
Mexico	2,788,196		-	2,788,196
Netherlands	-	3,940,330	-	3,940,330
Singapore	-	2,611,901	-	2,611,901
Spain	-	9,734,030	-	9,734,030
Switzerland	-	5,890,733	-	5,890,733
United Kingdom	-	52,517,100	-	52,517,100
United States	288,847,154	-	-	288,847,154
Total	$346,500,364	$190,092,249	$-	$536,592,613

For further information regarding security characteristics, see the Schedule of Investments.

Level 2 securities are fair valued as a result of foreign market movements following the close of local trading.  During the three months ended March 31, 2015, there were no transfers between Levels. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. As of March 31, 2015, the Brookfield Global Listed Infrastructure Fund did not invest in any Level 3 securities.

Brookfield Global Listed Real Estate Fund

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2015.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$-	$45,896,878	$-	$45,896,878
Austria	-	6,591,544	-	6,591,544
France	-	24,094,243	-	24,094,243
Germany	-	20,909,704	-	20,909,704
Hong Kong	18,141,895	26,344,521	-	44,486,416
Japan	-	34,905,897	-	34,905,897
Netherlands	8,597,719	-	-	8,597,719
New Zealand	-	5,758,956	-	5,758,956
Singapore	-	19,547,095	-	19,547,095
United Kingdom	4,113,640	12,113,187	-	16,226,827
United States	243,265,044	-	-	243,265,044
Total	$274,118,298	$196,162,025	$-	$470,280,323

For further information regarding security characteristics, see the Schedule of Investments.

Level 2 securities are fair valued as a result of foreign market movements following the close of local trading. As of March 31, 2015, there were transfers from Level 2 to Level 1 of $18,141,895 due to these market movements. There were no additional transfers between Levels. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. During the three months ended March 31, 2015, the Brookfield Global Listed Real Estate Fund did not invest in any Level 3 securities.

Brookfield U.S. Listed Real Estate Fund

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2015.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Common Stocks	$34,340,001	$-	$-	$34,340,001
Total	$34,340,001	$-	$-	$34,340,001

For further information regarding security characteristics, see the Schedule of Investments.

During the three months ended March 31, 2015, there were no transfers between Levels. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. As of March 31, 2015, the Brookfield U.S. Listed Real Estate Fund did not invest in any Level 2 or Level 3 securities.

Brookfield Real Assets Securities Fund

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of March 31, 2015.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$-	$1,323,727	$-	$1,323,727
Austria	-	129,172	-	129,172
Brazil	65,928	-	-	65,928
Canada	3,020,146	-	-	3,020,146
China	-	588,040	-	588,040
France	-	1,011,089	-	1,011,089
Germany	-	445,683	-	445,683
Hong Kong	307,285	623,136	-	930,421
Ireland	115,760	-	-	115,760
Italy	46,585	598,508	-	645,093
Japan	-	957,733	-	957,733
Luxembourg	32,704	194,975	-	227,679
Mexico	208,719	-	-	208,719
Netherlands	150,743	99,336	-	250,079
New Zealand	-	104,478	-	104,478
Norway	-	68,608	-	68,608
Portugal	-	79,455	-	79,455
Singapore	-	401,157	-	401,157
Spain	41,574	376,081	-	417,655
Switzerland	-	157,359	-	157,359
United Kingdom	174,771	1,380,254	-	1,555,025
United States	17,777,624	158,400	-	17,936,024
Total Common Stocks	21,941,839	8,697,191	-	30,639,030
Corporate Bonds:
Belgium	-	511,250	-	511,250
Bermuda	-	226,250	-	226,250
Greece	-	430,000	-	430,000
Luxembourg	-	230,625	-	230,625
Singapore	-	506,250	-	506,250
United States	-	13,296,500	-	13,296,500
Total Corporate Bonds	-	15,200,875	-	15,200,875
Preferred Stocks:	-	-	-
United States	1,545,714	517,162	-	2,062,876
Total Preferred Stocks	1,545,714	517,162	-	2,062,876
Term Loans:	-	-	-
United States	-	253,521	-	253,521
Total Term Loans	-	253,521	-	253,521
Total	$23,487,553	$24,668,749	$-	$48,156,302

Other Financial Instruments
Valuation Inputs	Level 1	Level 2	Level 3	Total
Total Return Swap Contracts	$-	$2,743	$-	$2,743

For further information regarding security characteristics, see the Schedule of Investments.

Level 2 securities are fair valued as a result of foreign market movements following the close of local trading. During the three months ended March 31, 2015, there were transfers from Level 2 to Level 1 of $307,285 due to these market movements. There were no additional transfers between Levels. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. As of March 31, 2015, the Brookfield Real Assets Securities Fund did not invest in any Level 3 securities.

Federal Income Tax Basis: The Federal income tax basis of each Fund’s investments, not including foreign currency translation, at March 31, 2015 was as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Brookfield Global Listed Infrastructure Fund	$496,929,322	$56,737,092	$(17,073,769)	$39,663,323
Brookfield Global Listed Real Estate Fund	448,391,101	29,628,069	(7,738,847)	21,889,222
Brookfield U.S. Listed Real Estate Fund	31,025,519	3,867,461	(552,979)	3,314,482
Brookfield Real Assets Securities Fund	48,804,979	900,153	(1,548,830)	(648,677)

Total Return Swap Agreements: The Fund may enter into total return swap agreements to gain or mitigate exposure to the underlying reference. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may include an underlying equity, index, or bond, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payments in the event of a negative total return.

At March 31, 2015, the Brookfield Real Assets Securities Fund had the following swap agreement outstanding:

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS(1)

Counterparty	Referenced Obligation	Notional Amount (000)'s	Rate Received (Paid)	Termination on Date	Unrealized(2) Appreciation
Morgan Stanley	Bloomberg Commodity Index	$1,994	(0.15) %	05/19/15	$2,743

(1) The Fund receives quarterly payments based on any positive monthly returns of the Referenced Obligation.  The Fund makes payments on any negative monthly return of such Referenced Obligation.

(2) There are no upfront payments on the swap contracts listed above, therefore the unrealized appreciation on the contract is equal to its market value.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 3. Exhibits

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Brookfield Investment Funds

By (Signature and Title)              /s/ Brian F. Hurley
Brian F. Hurley
President and Principal Executive Officer

Date:   May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)              /s/ Brian F. Hurley
Brian F. Hurley
President and Principal Executive Officer

Date:   May 29, 2015

By (Signature and Title)              /s/ Angela W. Ghantous
Angela W. Ghantous
Treasurer and Principal Financial Officer

Date:   May 29, 2015